Loans and Allowance for Credit Losses, Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Abstract]
Unpaid principal balance	$ 36,255	$ 39,332
Impaired loans, Recorded Investment	30,012	28,010
Impaired Financing Receivable, with Related Allowance, Recorded Investment	26,215	26,890
Related allowance for credit losses	5,884	6,678
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	3,331	7,191
Impaired loans, Recorded Investment	2,086	3,072
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,086	3,018
Related allowance for credit losses	353	501
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	5,766	7,490
Impaired loans, Recorded Investment	4,673	5,114
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,537	4,637
Related allowance for credit losses	1,025	1,133
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Unpaid principal balance	1,975	4,733
Impaired loans, Recorded Investment	1,345	2,281
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,345	2,281
Related allowance for credit losses	276	470
Lease Financing [Member]
Impaired Loans [Abstract]
Unpaid principal balance	54	127
Impaired loans, Recorded Investment	39	68
Impaired Financing Receivable, with Related Allowance, Recorded Investment	39	68
Related allowance for credit losses	11	21
Foreign Loans [Member]
Impaired Loans [Abstract]
Unpaid principal balance	109	185
Impaired loans, Recorded Investment	43	31
Impaired Financing Receivable, with Related Allowance, Recorded Investment	43	31
Related allowance for credit losses	9	8
Total Commercial [Member]
Impaired Loans [Abstract]
Unpaid principal balance	11,235	19,726
Impaired loans, Recorded Investment	8,186	10,566
Impaired Financing Receivable, with Related Allowance, Recorded Investment	8,050	10,035
Related allowance for credit losses	1,674	2,133
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	21,293	16,494
Impaired loans, Recorded Investment	18,472	14,486
Impaired Financing Receivable, with Related Allowance, Recorded Investment	15,224	13,909
Related allowance for credit losses	3,074	3,380
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Unpaid principal balance	2,855	2,232
Impaired loans, Recorded Investment	2,483	2,079
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,070	2,079
Related allowance for credit losses	859	784
Credit Card [Member]
Impaired Loans [Abstract]
Unpaid principal balance	531	593
Impaired loans, Recorded Investment	531	593
Impaired Financing Receivable, with Related Allowance, Recorded Investment	531	593
Related allowance for credit losses	244	339
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Unpaid principal balance	341	287
Impaired loans, Recorded Investment	340	286
Impaired Financing Receivable, with Related Allowance, Recorded Investment	340	274
Related allowance for credit losses	33	42
Total Consumer [Member]
Impaired Loans [Abstract]
Unpaid principal balance	25,020	19,606
Impaired loans, Recorded Investment	21,826	17,444
Impaired Financing Receivable, with Related Allowance, Recorded Investment	18,165	16,855
Related allowance for credit losses	$ 4,210	$ 4,545